Consolidated Balance Sheet (Parenthetical) - SFr / shares	Dec. 31, 2019	Dec. 31, 2018
Treasury stock	1,202,191	2,088,061
Common Stock - Class A
Common stock, par value	SFr 0.01	SFr 0.01
Common stock, authorized	40,021,988	40,021,988
Common stock, issued	40,021,988	40,021,988
Common stock, outstanding	40,021,988	40,021,988
Common Stock - Class B
Common stock, par value	SFr 0.05	SFr 0.05
Common stock, authorized	41,066,298	41,063,901
Common stock, issued	28,824,086	28,769,797
Common stock, outstanding	27,621,895	26,681,736